RELATED PARTY TRANSACTIONS, Related Parties (Details)	6 Months Ended
Jun. 30, 2021
Tencent Limited and its affiliates ("Tencent") [Member]
Related Parties [Abstract]
Relationship with the Company	A shareholder of the Company [1]

[1]	These are the related parties that have engaged in significant transactions with the Company for the six months ended June 30, 2020 and 2021.